SEC Registration Nos.
811-3591 and 2-80154


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 37 XX

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                            INVESTMENT ACT OF 1940

                             Amendment No. 37 XX


                        Calvert Variable Series, Inc.
              (Exact Name of Registrant as Specified in Charter)

                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number: (301) 951-4800

                             William M. Tartikoff
                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing              XX on April 30, 1999
pursuant to paragraph (b)               pursuant to paragraph (b)

__ 60 days after filing                 __ on (date)
pursuant to paragraph (a)               pursuant to paragraph (a)

of Rule 485.

PROSPECTUS
April 30, 1999

CALVERT VARIABLE SERIES, INC.
CALVERT SOCIAL PORTFOLIOS




1 SOCIAL MONEY MARKET PORTFOLIO

10 SOCIAL SMALL CAP PORTFOLIO

23 SOCIAL MID CAP GROWTH PORTFOLIO

36 SOCIAL INTERNATIONAL EQUITY PORTFOLIO

50 SOCIAL BALANCED PORTFOLIO





These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SOCIAL MONEY MARKET PORTFOLIO


About the Portfolio
2 Investment Objective, Strategy, Past Performance
4 Principal Investment Practices and Risks

About Social Investing
4 Investment Selection Process
4 Socially Responsible Investment Criteria

About Your Investment
6 The Fund and Its Management
6 Advisory Fee and Expenses
6 A Word About the Year 2000 (Y2K)
7 Purchases and Redemptions of Shares
8 Dividends and Distributions
8 Taxes
8 Financial Highlights



Calvert Social Money Market Portfolio of Calvert Variable Series, Inc.
(the "Fund") should not be confused with the Calvert Social Investment Fund Money Market Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL MONEY MARKET
Advisor: Calvert Asset Management Company, Inc.

Objective
CVS Social Money Market seeks to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.

Principal Investment Strategies
CVS Social Money Market invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks
o The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa.
o Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease.
o The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Portfolio.

Past Performance
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's returns over time to the Lipper Variable Annuity Money Market Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

[Bar Chart]
CVS Social Money Market
Year-by-Year Total Return

1993              3.12%
1994              3.96%
1995              5.37%
1996              4.95%
1997              5.20%
1998              5.14%

Best Quarter (of periods shown)     Q1 '95  1.36%
Worst Quarter (of periods shown)    Q3 '92  0.15%

Average Annual Total Returns (for the periods ended December 31, 1998)

                           1 year       5 years      Since Inception*
CVS Social
Money Market               5.14%        4.92%        4.40%
Lipper VA Money
Market Funds Average       4.02%        4.92%        4.44%

*Fund inception 6/30/92.

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

Separate account expenses may differ so that the Portfolio's return could be lower.

Principal Investment Practices and Risks
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them.

For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information ("SAI").

Investment Selection Process
Each investment is selected with a concern for it's social input.

The Portfolio invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

The Portfolio has developed the following criteria for the selection of organizations in which they invest. The Portfolio recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the Portfolio's Investment Advisor.

Socially Responsible Investment Criteria
Given these considerations, the Portfolio seeks to invest in producers or service providers that:

1. Deliver safe products and services in ways that sustain our natural environment.

2. Are managed with participation throughout the organization in defining and achieving objectives.

3. Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied.

4. Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.

The Portfolio will not invest in an issuer primarily engaged in:

1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

2.       Business activities in support of repressive regimes.

3.       The manufacture of weapons systems.

In addition, the Portfolio will not, as a matter of operating policy which may be changed without the approval of a majority of the outstanding shares, invest in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

The Portfolio believes that social and technological change will continue to transform America and the world into the next century. Those enterprises that exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they may not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but should also be better positioned to develop opportunities to make a profitable contribution to society. The Portfolio believes that these enterprises will be ready to respond to external demands and ensure that over the longer term they will be able to provide a positive return to both investors and society as a whole.

In selecting investments under the four positive and three negative factors outlined above, the Advisor will consider the investments' ability to contribute to the dual objective of the Portfolio. Potential investments are first screened for financial soundness and then evaluated according to social criteria. To the greatest extent possible investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Portfolio's minimum standards for all the criteria. It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment portfolios.

The selection of an organization for investment by the Portfolio does not constitute endorsement or validation, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Investors in the Portfolio are invited to send brief descriptions of companies they believe might be suitable investments.

The Fund and Its Management
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor and provides day-to-day investment management services to the Portfolio. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

Advisory Fee and Expenses
The annual advisory fee paid to CAMCO by the Portfolio for the most recent fiscal year was 0.50% of the Portfolio's average daily net assets. Effective March 1, 1999, the advisory fee will be 0.30%. The new lower advisory fee, when added to the new administrative fee, equals the previous advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. All instruments held by Social Money Market are valued on an amortized cost basis.

Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses deducted by the Insurance Companies. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning         $1.00             $1.00            $1.00
Income from investment operations
     Net investment income          .050              .051             .048
         Total from investment
              operations            .050              .051             .048
Distributions from
     Net investment income        (.050)            (.051)           (.048)
Total increase (decrease) in
     net asset value                  --                --               --
Net asset value, ending            $1.00             $1.00            $1.00

Total return                       5.14%             5.20%            4.95%
Ratios to average net assets:
     Net investment income         5.01%             5.10%            4.82%
     Total expenses +               .66%              .69%             .75%
     Net expenses                   .63%              .59%             .62%
Net assets, ending
     (in thousands)              $11,205            $6,242           $4,378
Number of shares outstanding,
     ending (in thousands)        11,209             6,246            4,382


                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $1.00            $1.00
Income from investment operations
     Net investment income                            .055             .039
         Total from investment operations             .055             .039
Distributions from
     Net investment income                          (.055)           (.039)
Total increase (decrease) in net asset value            --               --
Net asset value, ending                              $1.00            $1.00

Total return                                         5.37%            3.96%
Ratios to average net assets:
     Net investment income                           5.23%            3.91%
     Total expenses +                                 .66%               NA
     Net expenses                                     .59%             .45%
     Expenses reimbursed                                --             .36%
Net assets, ending (in thousands)                   $5,129           $6,479
Number of shares outstanding,
     ending (in thousands)                           5,133            6,484

+    Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
NA   Disclosure not applicable to prior periods.

SOCIAL SMALL CAP GROWTH PORTFOLIO


About the Portfolio
11 Investment Objective, Strategy, Past Performance
13 Principal Investment Practices and Risks

About Social Investing
17 Investment Selection Process
17 Socially Responsible Investment Criteria

About Your Investment
18 The Fund and its Management
19 Advisory Fee and Expenses
19 A Word About the Year 2000 (Y2K)
20 Purchases and Redemptions of Shares
21 Dividends and Distributions
21 Taxes
21 Financial Highlights



Calvert Social Small Cap Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert New Vision Small Cap Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL SMALL CAP GROWTH
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Awad Asset Management, Inc.

Objective
CVS Social Small Cap Growth seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal investment strategies
At least 65% of CVS Social Small Cap Growth's assets will be invested in the common stocks of small-cap companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation).

The Portfolio currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Portfolio initially invests.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o        The stock market goes down.
o The individual stocks in the Portfolio do not perform as well as expected.
o Prices of small-cap stocks may respond to market activity differently than larger more established companies.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Small-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

[bar chart]
CVS Social Small Cap Growth
Year-by-Year Total Return

1996              34.46%
1997              -9.93%
1998              -6.15%

Best Quarter (of periods shown)     Q4 '98  18.90%
Worst Quarter (of periods shown)    Q1 '94  -27.24%

Average Annual Total Returns (for the periods ended December 31, 1998)

                                    1 year     5 years    Since Inception*
CVS Social Small Cap Growth         -6.15%     N/A        6.02%
Russell 2000 Index                  -2.55%     N/A        15.30%
Lipper VA Small-cap
  Funds Average                     1.48%      N/A        16.68%

*The month end date of 3/31/95 is used for comparison purposes only, actual Fund inception is 3/15/95.
Separate account expenses may differ so that the Portfolio's return could be lower.

Principal Investment Practices and Risks
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table
@        Portfolio currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
NA       Not applicable to this type of fund

Investment Practices
Active Trading Strategy/Turnover involves selling a security
soon after purchase. An active trading strategy causes a       0
fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market and Transaction.


Temporary Defensive Positions.
During adverse market, economic or political conditions, the   0
Fund may depart from its principal investment strategies by    35T
increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective Risks: Opportunity.

Conventional Securities

Foreign Securities. Securities issued by companies located
outside the U.S. and/or traded primarily on a foreign          15T1
exchange. Risks: Market, Currency, Transaction, Liquidity,
Information and Political.

Small Cap Stocks. Investing in small companies involves
greater risk than with more established companies. Small cap   @
stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.


Investment grade bonds. Bonds rated BBB/Baa or higher or       0
comparable unrated bonds. Risks: Interest Rate, Market and     35N
Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or
comparable unrated bonds are considered junk bonds. They are   35N
subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and
Information.


Unrated debt securities. Bonds that have not been rated by a
recognized rating agency; the Advisor has determined the       0
credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold
because there is no active market. Risks: Liquidity, Market    15N
and Transaction.


Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured
debt, such as credit card debt. These securities are often     0
guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools
of mortgages, including passthrough certificates, and other    0
senior classes of collateralized mortgage obligations
(CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.


Participation interests. Securities representing an interest
in another security or in bank loans. Risks: Credit,           0
Interest Rate and Liquidity.

Leveraged derivative instruments

Currency contracts. Contracts involving the right or
obligation to buy or sell a given amount of foreign currency   --
at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.


Options on securities and indices. Contracts giving the
holder the right but not the obligation to purchase or sell    5T2
a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount
of a commodity or financial instrument at a particular price   0
on a specific future date. Risks: Interest Rate, Currency,     5N
Market, Leverage, Correlation, Liquidity and Opportunity.


1 CVS Social Small Cap Growth may invest only in American Depositary Receipts (ADRs), dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Statement of Additional Information ("SAI").
2Based on net premium payments.

The Portfolio has additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process
The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
Once equity and debt securities are determined to fall within the investment objective of the Portfolio and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. However, the Portfolio may purchase instruments used for defensive purposes, such as short positions, options and futures contracts, without regard to the social criteria. The following criteria may be changed by the Fund's Board of Directors without shareholder approval:

1. The Portfolio avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

2. The Portfolio will not invest in companies that are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

3. The Portfolio will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

4. The Portfolio will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

The Fund and Its Management
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor and provides day-to-day investment management services to the Portfolio. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

Subadvisor and Portfolio Manager
Awad Asset Management, Inc. ("Awad"), 250 Park Avenue, New York, New York 10177, a subsidiary of Raymond James & Associates, has managed CVS Social Small Cap Growth since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for Social Small Cap Growth. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fee and Expenses
For fiscal year 1998, the Investment Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.90% of the average daily net assets of the Portfolio. Effective March 1, 1999, the advisory fee is 0.75%. The new lower advisory fee, when added to the new administrative fee, equals the previous advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years (or if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                      Years Ended
                                              December 31,     December 31,
                                                      1998             1997
Net asset value, beginning                          $12.02           $14.65
Income from investment operations
     Net investment income                             .02            (.12)
     Net realized and unrealized gain (loss)         (.77)           (1.32)
         Total from investment operations            (.75)           (1.44)
Distributions from
     Net investment income                           (.01)               --
     Net realized gains                              (.14)           (1.19)
         Total distributions                         (.15)           (1.19)
Total increase (decrease) in net asset value         (.90)           (2.63)
Net asset value, ending                             $11.12           $12.02

Total return                                       (6.23%)          (9.86%)
Ratios to average net assets:
     Net investment income                            .12%          (1.19%)
     Total expenses +                                1.33%            1.92%
     Net expenses                                    1.12%            1.61%
     Expenses reimbursed                                --             .18%
Portfolio turnover                                     72%             292%
Net assets, ending (in thousands)                   $3,626           $4,146
Number of shares outstanding,
     ending (in thousands)                             326              345

                                                     Periods Ended
                                              December 31,     December 31,
                                                      1996            1995*
Net asset value, beginning                          $10.94           $10.00
Income from investment operations
     Net investment income                           (.15)              .25
     Net realized and unrealized gain (loss)          3.90              .93
         Total from investment operations             3.75             1.18
Distributions from
     Net investment income                              --            (.24)
     Net realized gains                              (.04)               --
         Total distributions                         (.04)            (.24)
Total increase (decrease) in net asset value          3.71              .94
Net asset value, ending                             $14.65           $10.94

Total return                                        34.33%            9.65%
Ratios to average net assets:
     Net investment income                         (1.60%)          .43%(a)
     Total expenses +                                2.27%         2.17%(a)
     Net expenses                                    1.81%         1.64%(a)
     Expenses reimbursed                              .20%          .20%(a)
Portfolio turnover                                    120%             223%
Net assets, ending (in thousands)                   $3,031           $1,209
Number of shares outstanding,
     ending (in thousands)                             207              111

(a) Annualized
+    Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
*    From March 1, 1995 inception.
NA Disclosure not applicable to prior periods.

SOCIAL MID CAP GROWTH PORTFOLIO


About the Portfolio
24 Investment Objective, Strategy, Past Performance
26 Principal Investment Practices and Risks

About Social Investing
30 Investment Selection Process
31 Socially Responsible Investment Criteria

About Your Investment
31 The Fund and Its Management
32 Advisory Fee and Expenses
32 A Word About the Year 2000 (Y2K)
33 Purchases and Redemptions of Shares
34 Dividends and Distributions
34 Taxes
34 Financial Highlights


Calvert Social Mid Cap Growth Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values Capital Accumulation Fund. Performance of the two portfolios will differ.

CVS SOCIAL MID CAP GROWTH
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Brown Capital Management, Inc.

Objective
CVS Social Mid Cap Growth seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Principal investment strategies
Investments are primarily in the common stocks of mid-size companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation.)

CVS Social Mid Cap Growth currently defines mid-cap companies as those within the range of market capitalizations of the S&P's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o        The stock market goes down.
o The individual stocks in the Portfolio do not perform as well as expected.
o The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the S&P Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Midcap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

CVS Social Mid Cap Growth
Year-by-Year Total Return

[BAR CHART]

1992              13.73%
1993              7.56%
1994              -9.97%
1995              39.60%
1996              7.40%
1997              23.61%
1998              29.78%

Best Quarter (of periods shown)     Q4 '98  25.32%
Worst Quarter (of periods shown)    Q3 '98  -14.26%

Average Annual Total Returns (for the periods ended December 31, 1998)
                                 1 year     5 years    Since Inception*
CVS Social Mid Cap Growth        29.78%     16.71%     15.20%
S&P Midcap 400 Index             18.25%     18.67%     18.31%
Lipper VA Midcap
  Funds Average                  19.30%     14.17%     13.37%

*The month end date of 7/31/91 is used for comparison purposes only.
Actual Fund inception is 7/16/91.
Separate account expenses may differ so that the Portfolio's return could be lower.

Principal Investment Practices and Risks
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table
@        Portfolio currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
NA       Not applicable to this type of fund

Investment Practices
Temporary Defensive Positions.
During adverse market, economic or political conditions, the   0
Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective Risks: Opportunity.


Foreign Securities. Securities issued by companies located
outside the U.S. and/or traded primarily on a foreign          25N
exchange. Risks: Market, Currency, Transaction, Liquidity,
Information and Political.

Conventional Securities
Small Cap Stocks. Investing in small companies involves
greater risk than with more established companies. Small cap   0
stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.


Investment grade bonds. Bonds rated BBB/Baa or higher or       0
comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or
comparable unrated bonds are considered junk bonds. They are   5N
subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and
Information.


Unrated debt securities. Bonds that have not been rated by a
recognized rating agency; the Advisor has determined the       0
credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold
because there is no active market. Risks: Liquidity, Market    15N
and Transaction.


Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured
debt, such as credit card debt. These securities are often     0
guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools
of mortgages, including passthrough certificates, and other    0
senior classes of collateralized mortgage obligations
(CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.


Participation interests. Securities representing an interest
in another security or in bank loans. Risks: Credit,           0
Interest Rate and Liquidity.

Leveraged derivative instruments

Currency contracts. Contracts involving the right or
obligation to buy or sell a given amount of foreign currency   5T
at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.


Options on securities and indices. Contracts giving the
holder the right but not the obligation to purchase or sell    5T1
a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount
of a commodity or financial instrument at a particular price   0
on a specific future date. Risks: Interest Rate, Currency,     5N
Market, Leverage, Correlation, Liquidity and Opportunity.


1Based on net premium payments.

The Portfolio has additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
The following criteria may be changed by the Portfolio's Board of Directors without shareholder approval:

1. The Portfolio avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

2. The Portfolio will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

3. The Portfolio will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

4. The Portfolio will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above. While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

The Fund and Its Management
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor and provides day-to-day investment management services to the Portfolio. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

Subadvisor and Portfolio Manager
Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed the Portfolio since 1996. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Portfolio, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fee and Expenses
For fiscal year 1998, the Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.80% of the average daily net assets of the Portfolio. Effective March 1, 1999, the advisory fee will be 0.65%. The lower advisory fee, when added to the new administrative fee, equals the previous advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses by the Insurance Companies. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

MID CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $26.63            $24.05           $22.42
Income from investment operations
     Net investment income         (.14)             (.04)            (.12)
     Net realized and unrealized
         gain (loss)                8.00              5.70             1.79
         Total from investment
              operations            7.86              5.66             1.67
Distributions from
     Net investment income            --                --               --
     Net realized gains           (4.06)            (3.08)            (.04)
         Total distributions      (4.06)            (3.08)            (.04)
Total increase (decrease) in
     net asset value                3.80              2.58             1.63
Net asset value, ending           $30.43            $26.63           $24.05

Total return                      29.88%            23.53%            7.44%
Ratios to average net assets:
     Net investment income        (.60%)            (.17%)           (.60%)
     Total expenses +              1.05%             1.04%            1.33%
     Net expenses                  1.00%              .96%            1.00%
     Expenses reimbursed              --                --               --
Portfolio turnover                   65%               96%             124%
Net assets, ending
     (in thousands)              $39,538           $26,117          $19,904
Number of shares outstanding,
     ending (in thousands)         1,299               981              828

                                                      Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                          $16.97           $18.95
Income from investment operations
     Net investment income                           (.15)              .10
     Net realized and unrealized gain (loss)          6.85           (1.98)
         Total from investment operations             6.70           (1.88)
Distributions from
     Net investment income                           (.01)            (.10)
     Net realized gains                             (1.24)               --
         Total distributions                        (1.25)            (.10)
Total increase (decrease) in net asset value          5.45           (1.98)
Net asset value, ending                             $22.42           $16.97

Total return                                        39.46%          (9.92%)
Ratios to average net assets:
     Net investment income                          (.84%)             .68%
     Total expenses +                                1.56%               NA
     Net expenses                                    1.25%             .79%
     Expenses reimbursed                              .10%               --
Portfolio turnover                                    135%              79%
Net assets, ending (in thousands)                   $8,935           $5,689
Number of shares outstanding,
     ending (in thousands)                             398              335

+    Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
NA   Disclosure not applicable to prior periods.

SOCIAL INTERNATIONAL EQUITY PORTFOLIO


About the Portfolio
37 Investment Objective, Strategy, Past Performance
39 Principal Investment Practices and Risks

About Social Investing
43 Investment Selection Process
44 Socially Responsible Investment Criteria

About Your Investment
44 The Fund and Its Management
45 Advisory Fee and Expenses
45 A Word About the Year 2000 (Y2K)
46 Purchases and Redemptions of Shares
47 Dividends and Distributions
47 Taxes
48 Financial Highlights


Calvert Social International Equity Portfolio of Calvert Variable Series,
Inc.
(the "Fund") should not be confused with the Calvert World Values
International Equity Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL INTERNATIONAL EQUITY
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Murray Johnstone International, Ltd.

Objective
CVS Social International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio for equity securities.

Principal investment strategies
CVS Social International Equity invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Portfolio identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a "20 questions" model which uses macro-and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Portfolio invests primarily in more developed economies and markets. No more than 5% of Portfolio assets are invested in the U.S.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o        The stock markets go down (including those outside the U.S.).
o The individual stocks in the Portfolio do not perform as well as expected.
o        Foreign currency values go down versus the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the MSCI EAFE Index GD. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity International Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

CVS Social International Equity
Year-by-Year Total Return

[BAR CHART]

1993              28.66%
1994              -2.13%
1995              12.35%
1996              14.99%
1997              12.81%
1998              18.53%

Best Quarter (of periods shown)     Q4 '98  18.34%
Worst Quarter (of periods shown)    Q3 '98  -13.95%

Average Annual Total Returns (for the periods ended December 31, 1998)
                                          1 year     5 years    Since
                                                                Inception*
CVS Social International Equity           18.53%     11.07%     12.18%
MSCI EAFE Index GD                        20.33%     9.50%      11.65%
Lipper VA International Funds Average     13.26%     9.58%      11.69%

*Fund inception 6/30/92.
Separate account expenses may differ so that the Portfolio's return could be lower.

Principal Investment Practices and Risks
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table
@        Portfolio currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
NA       Not applicable to this type of fund

Investment Practices
Active Trading Strategy/Turnover involves selling a security
soon after purchase. An active trading strategy causes a       0
fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market and Transaction.


Temporary Defensive Positions.
During adverse market, economic or political conditions, the   0
Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective Risks: Opportunity.

Conventional Securities

Foreign Securities. Securities issued by companies located
outside the U.S. and/or traded primarily on a foreign          @
exchange. Risks: Market, Currency, Transaction, Liquidity,
Information and Political.

Small Cap Stocks. Investing in small companies involves
greater risk than with more established companies. Small cap   0
stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.


Investment grade bonds. Bonds rated BBB/Baa or higher or       0
comparable unrated bonds. Risks: Interest Rate, Market and     35N
Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or
comparable unrated bonds are considered junk bonds. They are   5N
subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and
Information.


Unrated debt securities. Bonds that have not been rated by a
recognized rating agency; the Advisor has determined the       0
credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold
because there is no active market. Risks: Liquidity, Market    15N
and Transaction.


Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured
debt, such as credit card debt. These securities are often     0
guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools
of mortgages, including passthrough certificates, and other    0
senior classes of collateralized mortgage obligations
(CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.


Participation interests. Securities representing an interest
in another security or in bank loans. Risks: Credit,           0
Interest Rate and Liquidity.

Leveraged derivative instruments

Currency contracts. Contracts involving the right or
obligation to buy or sell a given amount of foreign currency   5T
at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.


Options on securities and indices. Contracts giving the
holder the right but not the obligation to purchase or sell    5T1
a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount
of a commodity or financial instrument at a particular price   0
on a specific future date. Risks: Interest Rate, Currency,     5N
Market, Leverage, Correlation, Liquidity and Opportunity.


1Based on net premium payments.

Types of Investment Risk

Correlation risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
The Portfolio carefully reviews a company's policies and behavior in the following social issues: environment, nuclear energy, weapons systems, health care, human rights, and alcohol/tobacco. The Portfolio currently observes the following operating policies which may be changed by the Portfolio's Board of Directors without shareholder approval:

1. The Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records.

2. The Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

3. The Portfolio actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

The Portfolio believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or services is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

The Fund and Its Management
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor and provides day-to-day investment management services to the Portfolio. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

Subadvisor and Portfolio Manager
Murray Johnstone International, Ltd., 875 North Michigan Ave., Suite 3415, Chicago, Illinois 60611. The firm has managed CVS Social International Equity since its inception.

Andrew Preston heads the portfolio management team for the Portfolio. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fee and Expenses
For fiscal year 1998, the Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 1.00% of the average daily net assets of the Portfolio. Effective March 1, 1999, the advisory fee is 0.75%. The lower advisory fee, when added to the new administrative fee, equals the previous advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, the net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses by the Insurance Companies. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $19.10            $18.74           $17.15
Income from investment operations
     Net investment income           .10               .19              .17
     Net realized and unrealized
     gain (loss)                    3.35              2.28             2.40
         Total from investment
              operations            3.45              2.47             2.57
Distributions from
     Net investment income         (.07)             (.20)            (.14)
     Net realized gains           (1.67)            (1.91)            (.84)
         Total distributions      (1.74)            (2.11)            (.98)
Total increase (decrease) in
     net asset value                1.71               .36             1.59
Net asset value, ending           $20.81            $19.10           $18.74

Total return                      18.09%            13.23%           14.99%
Ratios to average net assets:
     Net investment income          .49%              .85%            1.02%
     Total expenses +              1.65%             1.56%            1.59%
     Net expenses                  1.56%             1.17%            1.18%
     Expenses reimbursed            .15%              .17%             .23%
Portfolio turnover                   92%               35%              85%
Net assets, ending
     (in thousands)              $17,109           $14,450          $14,027
Number of shares outstanding,
     ending (in thousands)           822               757              748

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                          $15.89           $17.72
Income from investment operations
     Net investment income                             .27              .11
     Net realized and unrealized gain (loss)          1.69            (.49)
         Total from investment operations             1.96            (.38)
Distributions from
     Net investment income                           (.25)            (.13)
     Net realized gains                              (.45)           (1.32)
         Total distributions                         (.70)           (1.45)
Total increase (decrease) in net asset value          1.26           (1.83)
Net asset value, ending                             $17.15           $15.89

Total return                                        12.35%          (2.13%)
Ratios to average net assets:
     Net investment income                           1.48%             .59%
     Total expenses +                                1.51%               NA
     Net expenses                                    1.12%            1.24%
     Expenses reimbursed                              .39%             .29%
Portfolio turnover                                     90%              84%
Net assets, ending (in thousands)                   $9,831           $7,765
Number of shares outstanding,
     ending (in thousands)                             573              489

+    Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
NA   Disclosure not applicable to prior periods.

SOCIAL BALANCED PORTFOLIO


About the Portfolio
51 Investment Objective, Strategy, Past Performance
54 Principal Investment Practices and Risks

About Social Investing
58 Investment Selection Process
59 Socially Responsible Investment Criteria

About Your Investment
60 The Fund and Its Management
61 Advisory Fee and Expenses
61 A Word About the Year 2000 (Y2K)
61 Purchases and Redemptions of Shares
63 Dividends and Distributions
63 Taxes
63 Financial Highlights



Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two portfolios will differ.

CVS Social Balanced
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       NCM Capital Management, Inc.

Objective
CVS Social Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Principal investment strategies
CVS Social Balanced typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Portfolio seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisor, while the Advisor manages the fixed-income assets and determines the overall mix for the Portfolio depending upon its view of market conditions and economic outlook.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o        The stock or bond market goes down.
o The individual stocks and bonds in the Portfolio do not perform as well as expected.
o For the fixed-income portion of the Portfolio, the Advisor's forecast as to interest rates is not correct.
o For the foreign securities held in the Portfolio, if foreign currency values go down versus the U.S. dollar.
o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.
o The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Portfolio.

Past Performance
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index Monthly Reinvested and the Lehman Aggregate Bond Index, TR. These are widely recognized, unmanaged indexes of common stock and bond prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Balanced Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

CVS Social Balanced
Year-by-Year Total Return

[BAR CHART]

1989              20.72%
1990              4.18%
1991              16.32%
1992              7.61%
1993              8.00%
1994              -3.24%
1995              29.78%
1996              12.62%
1997              20.08%
1998              16.27%

Best Quarter (of periods shown)     Q2 '97  12.64%
Worst Quarter (of periods shown)    Q3 '98  -5.82%

Average Annual Total Returns (for the periods ended December 31, 1998)

                                        1 year     5 years    10 years
CVS Social Balanced                     16.27%     14.58%     12.87%
S&P 500 Index Monthly Reinvested        28.74%     24.08%     19.20%
Lipper VA Balanced Funds Average        14.79%     13.73%     12.21%

Separate account expenses may differ so that the Portfolio's return could be lower.

Principal Investment Practices and Risks
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table
@        Portfolio currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
NA       Not applicable to this type of fund

Investment Practices
Active Trading Strategy/Turnover involves selling a security
soon after purchase. An active trading strategy causes a       @
fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market and Transaction.


Temporary Defensive Positions.
During adverse market, economic or political conditions, the   0
Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective Risks: Opportunity.

Conventional Securities

Foreign Securities. Securities issued by companies located
outside the U.S. and/or traded primarily on a foreign          10N
exchange. Risks: Market, Currency, Transaction, Liquidity,
Information and Political.

Small Cap Stocks. Investing in small companies involves
greater risk than with more established companies. Small cap   0
stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.


Investment grade bonds. Bonds rated BBB/Baa or higher or       @
comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or
comparable unrated bonds are considered junk bonds. They are   20N
subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and
Information.


Unrated debt securities. Bonds that have not been rated by a
recognized rating agency; the Advisor has determined the       @
credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold
because there is no active market. Risks: Liquidity, Market    15N
and Transaction.


Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured
debt, such as credit card debt. These securities are often     @
guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools
of mortgages, including passthrough certificates, and other    0
senior classes of collateralized mortgage obligations
(CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.


Participation interests. Securities representing an interest
in another security or in bank loans. Risks: Credit,           0
Interest Rate and Liquidity.

Leveraged derivative instruments

Currency contracts. Contracts involving the right or
obligation to buy or sell a given amount of foreign currency   5T
at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.


Options on securities and indices. Contracts giving the
holder the right but not the obligation to purchase or sell    0
a security (or the cash value, in the case of an option on     5N1
an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount
of a commodity or financial instrument at a particular price   0
on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.


1Based on net premium payments.

The Portfolio has additional investment policies and restrictions that are not principal to its investment strategies (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that portfolio management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
Due to the particular social objective of the Portfolio, opportunities may exist to promote promising approaches to social goals through privately placed instruments. Since private placement investments are restricted securities and have no readily available market, the Portfolio has a fundamental policy that such investments in the Portfolio are limited to no more than 10% of the Portfolio's assets.

All investments for the Portfolio are selected with a concern for the social impact of each investment. The Portfolio has developed the following criteria for the selection of organizations in which the Portfolio invests. The Portfolio seeks to invest in a producer or service provider which:

1. Delivers safe products and services in ways that sustain our natural environment.

2. Is managed with participation throughout the organization in defining and achieving objectives.

3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity Commission, and provides opportunities for women, disadvantaged minorities and others from whom equal opportunities have often been denied.

4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect, and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized.

The Portfolio will not invest in an issuer primarily engaged in the production of nuclear energy or in the manufacture of equipment to produce nuclear energy, business activities in support of repressive regimes, or the manufacture of weapons systems.

Each investment is selected on the basis of its abilities to contribute to the dual objective of the Portfolio. All potential investments are first screened for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishment with respect to one or more of the criteria. All companies must meet the Portfolio's minimum standards for all the criteria. It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies.

The selection of an organization for investment by the Portfolio does not constitute endorsement or validation by the Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Policyholders directing investment in the Portfolio are invited to send brief descriptions of companies they believe might be suitable for investment by the Portfolio.

The Fund and Its Management
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor and provides day-to-day investment management services to the Portfolio. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of the Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisor and Portfolio Manager
NCM Capital Management Group, Inc., 103 West Main Street, Durham, North Carolina 27701, has managed part of the equity investments of CVS Social Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than 10 years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fee and Expenses
For fiscal year 1998, the Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.70% of the average daily net assets of the Portfolio. Effective March 1, 1999, the advisory fee is 0.425%. The lower advisory fee, when added to the new administrative fee, equals the previous advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The

Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses by the Insurance Companies. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $1.982            $1.774           $1.703
Income from investment operations
     Net investment income          .052              .047             .040
     Net realized and unrealized
         gain (loss)                .271              .309             .175
         Total from investment
              operations            .323              .356             .215
Distributions from
     Net investment income        (0.52)            (.047)           (.042)
     Net realized gains           (.115)            (.101)           (.102)
         Total distributions      (.167)            (.148)           (.144)
Total increase (decrease) in
     net asset value                .156              .208             .071
Net asset value, ending           $2.138            $1.982           $1.774

Total return                      16.33%            20.08%           12.62%
Ratios to average net assets:
     Net investment income         2.66%             2.66%            2.71%
     Total expenses +               .87%              .80%             .81%
     Net expenses                   .85%              .77%             .78%
Portfolio turnover                  539%              905%              99%
Net assets, ending
     (in thousands)             $303,954          $227,834         $161,473
Number of shares outstanding,
     ending (in thousands)       142,201           114,967           91,045

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                          $1.440           $1.537
Income from investment operations
     Net investment income                            .050             .046
     Net realized and unrealized gain (loss)          .380           (.097)
         Total from investment operations             .430           (.051)
Distributions from
     Net investment income                          (.040)           (.046)
     Net realized gains                             (.127)               --
         Total distributions                        (.167)           (.046)
Total increase (decrease) in net asset value          .263           (.097)
Net asset value, ending                             $1.703           $1.440

Total return                                        29.87%          (3.30%)
Ratios to average net assets:
     Net investment income                           3.08%            3.39%
     Total expenses +                                 .83%               NA
     Net expenses                                     .81%             .80%
Portfolio turnover                                    163%              43%
Net assets, ending (in thousands)                 $110,237          $66,593
Number of shares outstanding,
     ending (in thousands)                          64,728           46,244

+    Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
NA   Disclosure not applicable to prior periods.

For investors who want more information about the Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Portfolio provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting your broker, or the Portfolio at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Portfolio's reports and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-3591

29

                        Calvert Variable Series, Inc.
 (Social Money Market, Small Cap Growth, Mid Cap Growth, International Equity
                           and Balanced Portfolios)


                     Statement of Additional Information
                                April 30, 1999


         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling (800) 368-2748 or by writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814.


                          TABLE OF CONTENTS

              Investment Policies and Risks                      1
              Investment Restrictions                           10
              Investment Selection Process                      11
              Purchase and Redemption of Shares                 12
              Net Asset Value                                   12
              Taxes                                             13
              Calculation of Yield and Total Return             13
              Directors and Officers                            15
              Investment Advisor and Subadvisors                17
              Portfolio Transactions                            18
              Method of Distribution                            19
              Transfer and Shareholder Servicing Agent          20
              Independent Accountants and Custodians            20
              General Information                               20
              Appendix                                          21



                        INVESTMENT POLICIES AND RISKS

         Calvert Variable Series, Inc., ("the Fund") offers investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Social Portfolios offer investors a choice of five separate portfolios selected with a concern for the social impact of each investment: Calvert Social Money Market, Small Cap Growth, Mid Cap Growth, International Equity and Balanced Portfolios. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors")

Foreign Securities

         Calvert Social International Equity and Small Cap Growth may invest all of their assets in foreign securities, although Calvert Social Small Cap Growth does not presently intend to invest in foreign securities. Calvert Social Money Market may purchase only high quality, US dollar-denominated instruments.

         Under normal circumstances, Calvert Social International Equity will invest at least 65% of its assets in equity securities and at least 65% of its assets in the securities of issuers in no less than three countries, other than the U.S. Under normal circumstances, business activities in a number of different foreign countries will be represented in the Portfolio's investments. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. Under exceptional economic or market conditions, Calvert Social International Equity may invest substantially all of its assets in only one or two countries, or in U.S. government obligations or securities of companies incorporated in and having their principal activities in the U.S.

         Investments  in foreign  securities  may present  risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary
Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into US dollars.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the US dollar, the value of the security in US dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolios may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency Conversion Risk

         European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

Foreign Money Market Instruments

         Calvert Social Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of Calvert Social Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above.

Small Cap Issuers
         The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

         Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial  resources and may lack  management  depth.  The  securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Real Estate Investment Trusts

         Calvert Social Small Cap Growth may invest in real estate investment trusts ("REITs"), including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development, and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills, and the amount of cash flow. The risks associated with REITs include default by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the Investment Company Act of 1940 (the "1940 Act"), and the fact that REITs are not diversified.

Private Placements and Illiquid Securities

         Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return.

         Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Temporary Defensive Positions

         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, US government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year.
Repurchase   agreements  not  terminable  within  seven  days  are  considered illiquid.

Reverse Repurchase Agreements

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. Government-Backed Obligations

         Calvert Social Balanced may, in pursuit of its investment objective, invest in Ginnie Maes which, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

         The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield. Calvert Social Balanced is not expected generally to invest more than a small portion of its assets in GNMA Certificates.

Non-Investment Grade Debt Securities

         Calvert Social Balanced may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). The Portfolio's investment policy provides that it may not invest more than 20% of its assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. Calvert Social International Equity may invest up to 5% of its assets in lower quality debt securities. Calvert Social Small Cap Growth and Mid Cap Growth may each invest up to 35% of its assets in debt securities without regard to investment grade, but will not purchase any debt securities rated below C. Non-investment grade debt securities are lower quality debt securities. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives
         Each  Portfolio  can use various  techniques  to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor (as applicable) judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

         Calvert Social International Equity, Small Cap Growth and Mid Cap Growth may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         Futures Transactions. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on US Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the
Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a US exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The  Portfolios  may only invest in options on futures  contracts  to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These
Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         Risks of Options and Futures Contracts. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign Currency Transactions (Not applicable to Calvert Social Money Market)

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific  currency  at a future  date,  which may be any fixed  number of days
("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly
between  currency   traders   (usually  large  commercial   banks)  and  their
customers.

         The  Portfolios  will  not  enter  into  such  forward  contracts  or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisors and Subadvisors believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         Foreign Currency Options (Not applicable to Calvert Social Money Market or Balanced). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

                           INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio:

         (1) Each Portfolio may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
         (2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby, or, for Calvert Social Money Market, with respect to investments in money market instruments).
         (3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Portfolio may pledge, mortgage or hypothecate its assets.
         (4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a
         Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Social Mid Cap, International Equity, and Small Cap Portfolios may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         (6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets.
         (2)  Each  Portfolio  may  not  acquire  private   placement
         investments until the value of the Portfolio's assets exceeds $20 million.
         (3) Calvert Social International Equity, Small Cap Growth and Mid Cap Growth may not write options on more than 50% of their total assets.
         (4) Calvert Social International Equity, Small Cap Growth, and Mid Cap Growth may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.
         (5) Calvert Social Balanced and Calvert Social Money Market may not purchase illiquid securities if more than 10% of the value of net assets would be invested in such securities.
         (6) Calvert Social International Equity and Calvert Social Mid Cap Growth may not make short sales of securities or purchase any securities on margin except that each
         Portfolio  may  obtain  such  short-term  credits  as may be necessary  for the  clearance  of  purchases  and  sales  of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         (7) Calvert Social Money Market may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks.
         (8) Calvert Social Balanced may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.
         (9)  Calvert  Social  Balanced  may not write,  purchase  or sell puts, calls or combinations thereof except in connection with when-issued securities.
         (10) Calvert Social Balanced may not purchase any securities on margin (except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.
         (11) Calvert Social International Equity may not write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
         (12) Calvert Social International Equity will limit its investment in securities of U.S. issuers to 5% of its net assets.

                         INVESTMENT SELECTION PROCESS

         Investments in the Portfolios are selected on the basis of their ability to contribute to the dual objective of the Portfolios. The
Portfolios   have   developed  a  number  of  techniques  for  evaluating  the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors and Subadvisors of the Portfolio.

         It should be noted that the Portfolios' social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisor and Subadvisors, however, believe that there are sufficient investment opportunities to permit full investment among issuers that satisfy the Portfolios' social investment objective.

         To  the  greatest  extent  possible,  the  same  social  criteria  is applied to the purchase of non-equity securities as to equity investments. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Portfolios may invest, however, in certificates of deposit of banks and savings and loan associations in which the Portfolios would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.

         Obligations issued by the US Treasury, such as US Treasury bills, notes and bonds, are supported by the full faith and credit of the US Government. Certain obligations issued or guaranteed by a US Government agency or instrumentality are supported by the full faith and credit of the US Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Portfolios may also invest in other US Government agency or instrumentality obligations which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the US Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank,
Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously  in the Portfolios,  although  currently  neither the Insurance
Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

                               NET ASSET VALUE

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. Calvert Social Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of Calvert Social Balanced, International Equity, Small Cap Growth and Mid Cap Growth fluctuate based on the respective market value of the
Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day,
Independence  Day,  Labor Day,  Thanksgiving  Day,  and  Christmas  Day.  Each
Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of Calvert Social Small Cap Growth, Mid Cap Growth, International Equity and Balanced are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of US portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         Calvert Social Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

                                    TAXES

         In 1998 the Portfolios qualified, and in 1999 the Portfolios intend to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

         Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 1998, for Calvert Social Money Market was $0, Small Cap Growth was $263,528, Mid Cap Growth was $0, International Equity was $0, and Balanced was $0.

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

                    CALCULATION OF YIELD AND TOTAL RETURN

Calvert Social Money Market: Yield

         From time to time Calvert Social Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Calvert Social Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and
(2) unrealized appreciation and depreciation. Calvert Social Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 1998, Calvert Social Money Market's yield was 4.85% and its effective yield was 4.97%.

         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Calvert  Social  Small  Cap,  Mid  Cap  Growth,   International   Equity,  and
Balanced: Total Return and Other Quotations

         Calvert Social Small Cap Growth, Mid Cap Growth, International Equity and Balanced may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Portfolios for the periods indicated are as follows:

Periods Ended
December 31, 1998                       SEC Average Annual Return

Calvert Social Small Cap Growth
One Year                                            -6.23%
From Inception
(March 15, 1995)                                     5.93%

Calvert Social Mid Cap Growth
One Year                                            29.88%
Five Years                                          16.71%
From Inception
(July 16, 1991)                                     15.05%

Calvert Social International Equity
One Year                                            18.09%
Five Years                                          11.07%
From Inception
(June 30, 1992)                                     12.18%

Calvert Social Balanced
One Year                                            16.33%
Five Years                                          14.58%
Ten Years                                           12.87%
From Inception                                      11.60%
(September 2, 1986)

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

                            DIRECTORS AND OFFICERS

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. The Directors and Officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.

         FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc.
Address: 308 East Broad Street, Westfield, New Jersey 07091. DOB: 10/29/35.
         ALICE  GRESHAM  BULLOCK,   Director.   Ms.  Bullock  is  a  Dean  and
Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools. Ms. Bullock is a member of the Board of Visitors of J. Reuben Clark Law School, Brigham Young University and the Board of Directors of Council on Legal Education Opportunity. Address: 6127 Utah Avenue, Washington, D.C. 20015. DOB:
05/17/50.
         CHARLES E. DIEHL, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Director. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank. DOB:
12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030. DOB: 09/24/37.
         SOUTH TRIMBLE, III, Director. Mr. Trimble is special counsel to and formerly was a partner in the law firm of Reasoner & Fox. Address: 888 17th Street, N.W., Suite 800, Washington, DC 20006. DOB: 06/25/25.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
1/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle and Reath.
DOB: 9/7/68.
         VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: 10/15/58.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the 1940 Act.

         During fiscal 1998, directors of the Fund not affiliated with the Fund's Advisor were paid $958 by Calvert Social Money Market, $335 by Calvert Social Small Cap Growth, $3,043 by Calvert Social Mid Cap Growth, $1,416 by Calvert Social International Equity and $24,590 by Calvert Social Balanced. Each Director of the Fund who is not affiliated with the Advisor receives a meeting fee of $750 for each Board meeting attended; such fees are allocated among the Series based upon their relative net assets. Directors not on any other Calvert Group Fund Boards receive an annual fee of $3,000.

         Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                         Director Compensation Table

Fiscal Year 1998      Aggregate         Pension or        Total Compensation
                      Compensation      Retirement        from Benefits
(unaudited numbers)   from Registrant   Accrued as        Registrant and Fund
                      for Service       part of           Complex paid to
                      as Director       of Registrant     Director **
                                        Expenses*
Name of Director
Frank H. Blatz, Jr.   $5,250            $5,250            $42,100
Alice Gresham
  Bullock             $0                $0                $0
Charles E. Diehl      $5,250            $5,250            $41,500
M. Charito Kruvant    $0                $0                $36,250
Arthur J. Pugh        $5,250            $5,250            $41,500
South Trimble, III    $8,250            $8,250            $8,250

*Messrs. Blatz, Diehl, and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 1998, total deferred compensation, including dividends and capital appreciation, was $644,247.37, $672,374.09, $216,322.53, and $23,295.55, for each director, respectively.
**The Fund Complex consists of nine (9) registered investment companies.

                      INVESTMENT ADVISOR AND SUBADVISORS

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company.

         The Investment Advisory Agreement provides that the Advisor will not be liable to the Portfolio or to any shareholder or policy owner for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder or policy owner in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the advisor in the performance of its duties thereunder.

Subadvisors

         CAMCO has retained Awad Asset Management, Inc. as Subadvisor for Calvert Social Small Cap Growth is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor, of 0.40% of net assets.

         CAMCO has retained Brown Capital Management, Inc. as Subadvisor for Calvert Social Mid Cap Growth. Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

         CAMCO has retained Murray Johnstone International, Ltd. as Subadvisor for Calvert Social International Equity. Murray Johnstone International, Ltd. is controlled by United Asset Management Company. It receives a subadvisory fee, paid by the Advisor, of 0.45% of net assets.

         CAMCO has retained NCM Capital Management Group, Inc. as Subadvisor for Calvert Social Balanced. NCM Capital Management Group, Inc. is a subsidiary of the North Carolina Mutual Life Insurance Company. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend an Investment Subadvisory Agreement without shareholder approval. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing  shareholders,  within 90 days of the  hiring of the  Subadvisor  or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

         For the Fund's fiscal years ended December 31, 1996, 1997, and 1998, Calvert Social Balanced paid CAMCO fees of $963,829, $1,339,136, and $1,826,036, respectively. For 1996, 1997 and 1998, Calvert Social Money Market paid investment adviser fees of $24,348, $30,309, and $48,868, respectively. For 1996, 1997 and 1998, Calvert Social International Equity paid CAMCO fees of $122,600, $148,107 and $161,550, respectively, and received expense reimbursements from CAMCO of $27,740, $25,189 and $23,845, respectively. For 1996, 1997 and 1998, Calvert Social Mid Cap Growth paid investment advisory fees of $126,374, $179,053 and $250,773, respectively. For 1996, 1997 and 1998, Calvert Social Small Cap Growth paid CAMCO $28,564, $48,611, and $35,088, respectively, and received expense reimbursements from CAMCO of $3,794, $6,208, and $0, respectively.

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

Social Money Market                                0.20%
Social Small Cap Growth                            0.75%
Social Mid Cap Growth                              0.25%
Social International Equity                        0.35%
Social Balanced                                    0.275%

         For 1996, 1997 and 1998, Calvert Social Small Cap Growth paid $3,794, $6,554 and $3,899, respectively, Mid Cap Growth paid $15,797, $22,493 and $31,572, respectively, and International Equity paid $40,000 each year to CASC in administrative fees. Calvert Social Money Market and Balanced will begin to pay CASC an administrative service fee in 1999.

                            PORTFOLIO TRANSACTIONS

         Portfolio   transactions   are  undertaken  on  the  basis  of  their
desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.

         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.

         For the last three fiscal years, total brokerage commissions paid are as follows:

                               1996         1997            1998
Social Small Cap Growth        $1,990       $12,275         $9,209
Social Mid Cap Growth          $17,869      $26,905         $37,585
Social International Equity    $76,714      $83,107         $69,583
Social Balanced                $189,738     $156,483        $242,112

         For the last three fiscal years, Calvert Social Small Cap Growth paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of the Fund's Subadvisor as follows:

                               1996         1997            1998
Social Small Cap Growth        NA           NA              $4,095

         For the fiscal year ended December 31, 1998, aggregate brokerage commissions paid to Raymond James represented 0.44% of the Portfolio's total commissions and 0.001% of the Portfolio's total dollar amount of commission transactions.

         While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

         If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy;
providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

         The Portfolio turnover rates for the last two fiscal years are as follows:

                                        19971998
Social Small Cap Growth                 292%72%
Social Mid Cap Growth                   96% 65%
Social International Equity             35% 92%
Social Balanced*                        905%539%

* Calvert Social Balanced's fixed-income investment strategies caused it to have a relatively high portfolio turnover compared to other portfolios.

         No Portfolio turnover rate can be calculated for Calvert Social Money Market due to the short maturities of the instruments purchased.
Portfolio turnover should not affect the income or net asset value of Calvert Social Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

                            METHOD OF DISTRIBUTION

         Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. CDI is entitled to compensation for services performed and expenses assumed. Payments to CDI may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 1998. CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

                   TRANSFER AND SHAREHOLDER SERVICING AGENT

         National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.

         For these services, CSSI and NFDS receive a total fee of $14.00 per shareholder account and $1.60 per shareholder transaction.

                    INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, has been selected by the Board of Directors to serve as independent accountants for fiscal year 1999. State Street Bank and Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

         The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. Calvert Social Money Market, Small Cap Growth and International Equity are diversified. Calvert Social Mid Cap Growth and Balanced are non-diversified. The Fund was formerly known as "Acacia Capital Corporation" and the Portfolios, Calvert Social Money Market, Small Cap Growth, Mid Cap Growth, International Equity and Balanced, were formerly known as Calvert Responsibly Invested Money Market, Strategic Growth, Capital Accumulation, Global Equity and Balanced, respectively.

         The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

         All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

         The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing
Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

                                   APPENDIX

Corporate Bond Ratings

Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings

Moody's Investors Services, Inc.
         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation
         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

PART C. OTHER INFORMATION


Item 23. Exhibits

(1) Underwriting Agreement, incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number
0000708950-98-000006.

(3)(i) (a) Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

         (b) Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

         (c) Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

         (d) Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(3)(ii)    Amended By-laws of Calvert Variable Series, Inc., filed herewith.

(23)       Opinion and Consent of Counsel, filed herewith.

(23A)      Consent of Independent Auditors to Use of Report, filed herewith.

(99.B5)    Investment Advisory Agreement , filed herewith.

(99.B5a)   Sub-Investment Advisory Agreements, incorporated by reference to
Post-Effective Agreement No. 31, dated 4/25/96, accession number
0000708950-96-000005.

(99.B8)    Custody Agreement, filed herewith.

(99.B9a)   Transfer Agency Contract and Shareholder Servicing Contract,
incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number 0000708950-98-000006.

(99.B9b)   Deferred Compensation Agreement, incorporated by reference to
Post-Effective Agreement No. 31, dated 4/25/96, accession number
0000708950-96-000005.


Item 24. Persons Controlled by or Under Common Control With Registrant

         Not applicable.


Item 25. Indemnification

Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company                         and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Ameritas Acacia Mutual Holding Co.     Officer
                           Acacia National Life Insurance         and
                                                                  Director
                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Ameritas Acacia Mutual Holding Co.     Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Inc.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------
Andrea Hagans              Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and
Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Janet Haley                Regional Vice President        None

Steve Himber               Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary            Assistant Secretary
                           & Compliance Officer           & Compliance Ofcr.

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 23rd day of April, 1999.


CALVERT VARIABLE SERIES, INC.
(formerly named Acacia Capital Corporation)

By:
_______________**__________________
Barbara J. Krumsiek
President and Director


                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                     Date


__________**____________            President and             4/23/99
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      4/23/99
Ronald M. Wolfsheimer               Officer


__________**____________            Director                  4/23/99
Charles E. Diehl


__________**____________            Director                  4/23/99
Arthur J. Pugh


__________**____________            Director                  4/23/99
South Trimble, III


__________**____________            Director                  4/23/99
Frank H. Blatz, Jr.


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms on file.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-3(ii) Amended By-Laws

Ex-23
24(b)(10) Form of Opinion and Consent of Counsel

Ex-23a
Auditors' Consent to file

Ex-24 Power of Attorney

Ex-27 Financial Data Schedules

Ex-99.B5 Investment Advisory Contract

Ex-99.B8 Custodial Contract